Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Income Taxes [Line Items]
Income tax expense	$ 60,000	$ 64,000
Unrecognized uncertain tax positions	0
Connect Biopharm LLC (“Connect US”)
Disclosure Of Income Taxes [Line Items]
Income tax expense	$ 60,000.00